Stock Compensation Plans (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Compensation Plans (Textual) [Abstract]
Total compensation cost related to non-vested awards not yet recognized	$ 78	$ 78
Weighted average period of compensation cost recognized (in years)	1 year 292 days
Period commencing from date of grant		3 years
Condition for Options to become exercisable		over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of three years from the date of grant or upon specified market appreciation of the Company’s common shares.
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures		1,582,000		0
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Grant Date Fair Value		$ 7.41	$ 10.76
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value		4	2	1
Restricted shares or units granted		4,667,000
Restricted shares or units outstanding	6,991,000	6,991,000	4,164,000
ISOP 2005 [Member]
Stock Compensation Plans (Textual) [Abstract]
Shares available for future issuance	10,893,344	10,893,344
ISOP 2010 [Member]
Stock Compensation Plans (Textual) [Abstract]
Maximum limit of shares awarded	18,000,000	18,000,000
Option's maximum terms in years		10 years
Maximum Limit of Shares Awarded to any individual employee under 2010 Stock Option Plan		2,000,000
Deferred Stock Unit Awards [Member]
Stock Compensation Plans (Textual) [Abstract]
Restricted shares or units granted		0	0
Deferred Stock Unit Plan [Member]
Stock Compensation Plans (Textual) [Abstract]
Number of Award Types Under Deferred Stock Unit Plan		2
Deferred Units credited		on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date
Restricted stock vesting period		3 years
Restricted Stock Unit Awards [Member]
Stock Compensation Plans (Textual) [Abstract]
Graded vesting attribution method		views one three-year grant with annual graded vesting as three separate sub-grants, each representing one third of the total number of awards granted. The first sub-grant vests over one year, the second sub-grant vests over two years and the third sub-grant vests over three years.
Restricted shares or units granted		0
Restricted shares or units outstanding	832	832	5,319
Performance Based Share Awards [Member]
Stock Compensation Plans (Textual) [Abstract]
Fair value of shares vested based on estimated performance factors		$ 20	$ 20	$ 13
Performance shares payable criteria		within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years
Restricted stock units, restricted stock and performance shares [Member] | ISOP 2010 [Member]
Stock Compensation Plans (Textual) [Abstract]
Maximum Limit of Shares Awarded to any individual employee under 2010 Stock Option Plan		500,000
Minimum [Member]
Stock Compensation Plans (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Maximum [Member]
Stock Compensation Plans (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		200.00%
Employee Stock [Member]
Stock Compensation Plans (Textual) [Abstract]
Shares available for future issuance	5,773,954	5,773,954
Discount rate on purchase of common stock under Employee Stock Purchase Plan		5.00%	5.00%	15.00%
Shares available for sale to eligible employees	15,400,000	15,400,000
Number of shares sold		688,655	768,380	729,598
Weighted average per share fair value of discount		$ 1.00	$ 1.03	$ 1.24